Financial Instruments and Risk Management (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 379	$ 287
Notes and debentures issued		1,578	1,243
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,152	909
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	47	47
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	369	271
Notes and debentures issued		1,555	1,163
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,139	845
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	$ 47	$ 47

[1]	The fair value of the Euro loans bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, for the Euro loans was 4.3% (December 31, 2024, for the Euro loans 4.5%).
[2]	The fair value of the marketable debentures is based on quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non-marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the SOFR rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, was 6.0% (December 31, 2024 – 6.7%).